Amounts Recognized in Consolidated Balance Sheets, Postretirement (Detail) - Postretirement Benefits - USD ($) $ in Thousands	May 31, 2019	May 31, 2018
Domestic
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Current liabilities	$ (423)	$ (427)
Noncurrent liabilities	(4,567)	(4,941)
Net Amount Recognized	(4,990)	(5,368)
Non-U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Current liabilities	(741)	(696)
Noncurrent liabilities	(36,922)	(32,585)
Net Amount Recognized	$ (37,663)	$ (33,281)